Share Based Payment (Details) - USD ($)																							12 Months Ended
	Aug. 15, 2023	May 30, 2023	Mar. 20, 2023	Oct. 31, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 08, 2022	Mar. 31, 2022	Mar. 15, 2022	Mar. 10, 2022	Jan. 25, 2022	Jan. 11, 2022	Jan. 10, 2022	Dec. 15, 2021	Dec. 13, 2021	Dec. 09, 2021	Oct. 31, 2021	Oct. 01, 2021	Aug. 31, 2021	Jul. 31, 2021	Mar. 31, 2021	Dec. 16, 2018	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jun. 01, 2021
Share Based Payment (Details) [Line Items]
Total number of shares																						4.00%		4.00%
Expiration date grant term																							10 years
Share option granted	9,000		13,628	35,980					6,000			27,000		6,000	20,130		108,000		9,000	200,000	22,500
Share exercise price (in Dollars per share)	$ 0.96	$ 1.53	$ 1.82		$ 1.99	$ 2.18	$ 7.5	$ 2.18	$ 1.67		$ 2.18			$ 1.67		$ 6	$ 3.51		$ 5.33	$ 0.03	$ 1.67		$ 0.8	$ 1.4	$ 4.33
Option vested quarterly term			9 months		1 year	3 years		1 year			3 years						3 years		3 years				7 months 2 days
Purchase of additional warrants																									300,000
Total consideration (in Dollars)																									$ 3
Warrants expire after the issuance			10 years		10 years	10 years	5 years	10 years			10 years					5 years
Issuance costs (in Dollars)							$ 217,000									$ 681,000
Issue of warrants																100,000
Cash payment (in Dollars)													$ 96,000
Additional expense (in Dollars)												$ 23,000
Fair value of shares (in Dollars)			$ 22,500																					$ 119,000
Shares of restricted stock																								44,000
Number of installments																								4
Installments lock-up period																								2 years
Additional annual bonus percentage			30.00%
Cost of capital percentage																							30.00%
Share-based compensation amount (in Dollars)																									$ 898,000
Compensation expense (in Dollars)																							$ 376,000
Minimum [Member]
Share Based Payment (Details) [Line Items]
Expiration date options term																							3 years
Maximum [Member]
Share Based Payment (Details) [Line Items]
Expiration date options term																							10 years
2018 Employee Share Option Plan [Member]
Share Based Payment (Details) [Line Items]
Shares reserved																	900,000						1,151,130
Share option granted										72,000	72,000
Share exercise price (in Dollars per share)										$ 1.43	$ 1.43
Warrants expire after the issuance											10 years
2018 Employee Share Option Plan [Member] | Minimum [Member]
Share Based Payment (Details) [Line Items]
Option vested quarterly term											1 year
2018 Employee Share Option Plan [Member] | Maximum [Member]
Share Based Payment (Details) [Line Items]
Option vested quarterly term											3 years
2022 Bonus Plan Grants [Member]
Share Based Payment (Details) [Line Items]
Share option granted			161,000
Restricted Stock Units (RSUs) [Member]
Share Based Payment (Details) [Line Items]
Share option granted																								640,479
Share exercise price (in Dollars per share)																							$ 1.75		$ 3.72
Company granted			60,000
Restricted Stock Units (RSUs) [Member] | 2022 Bonus Plan Grants [Member]
Share Based Payment (Details) [Line Items]
Share option granted			320,479
Board of Directors Chairman [Member]
Share Based Payment (Details) [Line Items]
Share option granted	60,000	160,000			120,000	20,000		36,000			192,000										15,000
Share exercise price (in Dollars per share)	$ 0.96							$ 3.97
Chief Financial Officer [Member]
Share Based Payment (Details) [Line Items]
Share option granted																				21,000
Company granted																										21,000
Director [Member] | 2018 Employee Share Option Plan [Member]
Share Based Payment (Details) [Line Items]
Share option granted											216,000
Board of Directors [Member]
Share Based Payment (Details) [Line Items]
Share option granted								5,000
Employees [Member]
Share Based Payment (Details) [Line Items]
Company granted			100,000
Common Stock [Member]
Share Based Payment (Details) [Line Items]
Shares reserved																								85,449
Common Stock [Member] | 2018 Employee Share Option Plan [Member]
Share Based Payment (Details) [Line Items]
Shares reserved																							233,543
IPO [Member]
Share Based Payment (Details) [Line Items]
Share option granted															961,440						10,500
Share exercise price (in Dollars per share)																		$ 3.51			$ 1.67				$ 3.51
Option vested quarterly term															3 years
Probability weighting percentage																							40.00%
Share-based compensation amount (in Dollars)																									$ 898,000
IPO [Member] | Restricted Stock Units (RSUs) [Member]
Share Based Payment (Details) [Line Items]
Share option granted															108,000
IPO [Member] | Board of Directors Chairman [Member]
Share Based Payment (Details) [Line Items]
Share option granted															192,000
IPO [Member] | Director [Member]
Share Based Payment (Details) [Line Items]
Share option granted																									72,000
IPO [Member] | Common Stock [Member]
Share Based Payment (Details) [Line Items]
Shares reserved																									2,000,000
Private Placement [Member]
Share Based Payment (Details) [Line Items]
Probability weighting percentage																							60.00%